Leases, Codification Topic 842 (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Operating lease cost	€ 10,000
Operating leases, rent expense		€ 4,700	€ 4,800
Sublease income		€ 100
Sublease income	1,000
Cash payments for operating leases	10,200
New operating lease assets obtained in exchange for operating lease liabilities	103,498
Operating lease right-of-use assets	96,030
Operating lease liability	5,037
Operating lease liability	94,660
Total operating lease liabilities	€ 99,697
Weighted average remaining lease term	17 years 7 months 6 days
Weighted average discount rate	3.80%
2020	€ 8,718
2021	8,705
2022	8,473
2023	7,816
2024	7,816
2025 and thereafter	95,592
Total lease payments	137,120
Less: imputed interest	€ 37,423
Lessee, Lease, Description [Line Items]
Option to extend term	ten years
Option to terminate period	1 year
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term	18 years